SHARE- BASED COMPENSATION (Schedule of Company's Financial Statements) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation - Attributable to equity holders of the Company	$ 294	$ 327
Share-based compensation - Attributable to non-controlling interests	925	503
Total share-based compensation	$ 1,219	$ 830